STATEMENT OF CONSOLIDATED CASH FLOWS € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Cash flow used in operating activities
Net loss	€ (17,026)	€ (24,216)	€ (31,164)
Adjustments to reconcile net loss to cash flows from operating activities
Amortization and depreciation of intangible and tangible assets	803	484	311
Additions of provisions, net of reversals	(72)	(89)	39
Expenses associated with share-based payments	812	5,567	3,422
Financial interest	1,022	1,853	562
Amortization of the day one Loss			54
Change in fair value of financial instruments	1,330	(637)	1,856
Interests on investment accounts		(4)	(4)
Net financial indemnities Negma		(1,000)	1,675
Unwinding of conditional advances and other financial expenses	12	22	397
Amortized cost of non-convertible bonds and debt component of the convertible notes	272	364	68
Cash flow used in operating activities before changes in working capital	(12,847)	(17,652)	(22,785)
(-) Change in working capital (net of depreciation of trade receivables and inventories)	(26)	(1,335)	1,010
(Increase) decrease in Other non-current financial assets	14		(2)
(Increase) decrease in other receivables	1,670	(398)	1,297
Increase (decrease) in trade accounts payable	(1,328)	(665)	380
Increase (decrease) in tax and social security liabilities	(432)	(219)	(552)
Increase (decrease) in other creditors and accrued liabilities	50	(53)	(113)
Cash flow used in operating activities	(12,873)	(18,988)	(23,795)
Cash flow used in investment operations
Acquisition of intangible and tangible assets	(220)	(141)	(344)
Interest on investment account			4
Purchase of term deposits classified as other current financial assets		110
Decrease (increase) in short term deposits accounts	590	14	12,500
Cash flow used in investment operations	370	(17)	12,160
Cash flow from/used in to financing operations
Proceeds from share capital increase	5,541		16,584
Costs paid in relation to equity transactions	(1,303)		(2,099)
Net financial indemnity received from/ (paid to) Negma		1,000	(1,675)
Exercise of 'BSA' warrants and 'BSPCE' warrants	2,146	6	742
Proceeds from research tax credit prefinancing, net of guarantee deposit	1,098	1,834	3,011
Reimbursement of the prefinanced CIR receivables, net of guarantee deposit		(3,450)	(2,252)
Proceeds from conditional advances		4	400
Repayment of conditional advances	(220)	(224)	(279)
Proceeds from subsidies		204
Financial interest paid	(460)	(662)	(562)
Conversion settled with cash payment			(910)
Proceeds from the issuance of convertible notes and non-convertible bonds	1,890	9,510	20,484
Repayment non-convertible bonds	(1,262)	(1,844)	(3,550)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds	(121)		(125)
Repayment of lease obligations	(283)	(244)	(54)
Cash flow used in financing operations	7,027	6,134	29,715
Net effect of exchange rate changes on cash and cash equivalents	(9)	(3)	(1)
Increase (decrease) in cash and cash equivalents	(5,485)	(12,873)	18,079
Cash and cash equivalents at the beginning of the period	11,053	23,926	5,847
Cash and cash equivalents at the end of the period	€ 5,567	€ 11,053	€ 23,926